Share capital - History - Narrative (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Share capital
Aggregate share capital	€ 294,600	€ 275,510	€ 250,187	€ 211,390
Aggregate number of shares after transaction	54,465,421	50,936,778	46,256,000	39,075,000